Taxation - Components of Income Taxes (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax expense/(benefit):
Bermuda	$ 0	$ 0	$ 0	$ 0
Foreign	3	15	2	6
Deferred tax expense/(benefit):
Bermuda	0	0	0	0
Foreign	(1)	(5)	(2)	(7)
Deferred taxes acquired during the year	0	0	0	0
Tax related to internal sale of assets in subsidiary, amortized for group purposes	0	0	0	0
Total tax expense/(benefit)	$ 2	$ 10	$ 0	$ (1)
Effective tax rate	0.00%	16.00%	0.00%	0.00%